Net Income Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net (Loss) Income Per Common Share
Schedule of computation of basic and diluted net income per common share

	Nine Months Ended September 30,
	2014	2013
Basic and diluted net (loss) income per common share calculation:
Net (loss) income	$(11,828,468)	$(8,543,847)
Less: Undistributed earnings allocated to participating securities	—	—

Net loss attributable to common stockholders	$(11,828,468)	$(8,543,847)

Weighted-average number of common shares:
Basic	971,439	556,220
Diluted	971,439	556,220
Net (loss) income per common share:
Basic	$(12.18)	$(15.36)
Diluted	$(12.18)	$(15.36)

	Year Ended December 31,
	2013	2012
Net income	$1,161,898	$223,086
Less: Undistributed earnings allocated to participating securities	(1,161,898)	(223,086)

Net income attributable to common stockholders—basic and diluted	—	—
Weighted average common shares—basic and diluted	563,136	542,320

	$0.00	$0.00

Schedule of potential common shares not reflected in diluted net income per share as the effect would be antidilutive

	Nine Months Ended September 30,
	2014	2013
Stock options	1,488,174	1,484,072
Warrants	45,468	45,468
Convertible preferred stock	—	9,491,680

Total	1,533,642	11,021,220

	Year Ended December 31,
	2013	2012
Stock options	1,291,917	1,907,568
Restricted stock units	391,304	—
Warrants	45,468	46,751
Convertible preferred stock	9,491,680	9,491,680

Total	11,220,369	11,445,999